Lease (Details) - 6 months ended Jun. 30, 2025	USD ($) m²	CNY (¥) m²
Lease [Abstract]
Lease term	1 year	1 year
Area of land	400	400
Lease extension description	The lease is for a period of one year with an option for extension by another years	The lease is for a period of one year with an option for extension by another years
Lease fees	$ 3,309	¥ 24,000